Goodwill, Software And Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Intangible Assets by Major Class [Line Items]
Impairment losses		¥ 3,464		¥ 30,323
Amortization of intangible assets		447,591	¥ 493,436	473,247
Land		1,299,072	1,238,742
Intangible assets		94,566	71,075
Gains resulting from the exchange of rights			59,996
Maximum
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	7 years
Co-Ownership Interest of Land
Intangible Assets by Major Class [Line Items]
Land			45,429
Rights to Acquire Building
Intangible Assets by Major Class [Line Items]
Intangible assets		16,792	¥ 16,792
Long Distance And International Communications Business
Intangible Assets by Major Class [Line Items]
Impairment losses		¥ 3,464		¥ 23,042
Computer Software | Minimum
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years		5 years
Computer Software | Maximum
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years		7 years
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years		50 years
Other Intangibles
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years		12 years